Fair Value Measurements - Summary of Valuation Technique Used in Measuring the Fair Value (Detail) - Market approach [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Occupancy rate	87.00%	82.00%
Percentage of GDP from construction	1.00%	5.00%
Appreciation or depreciation of the Colombian Peso against the US Dollar	(8.91%)	0.56%
Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Expected Market rental growth	1.00%	3.00%
Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Expected Market rental growth	2.00%	4.00%